Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories Explanatory [Abstract]
Inventories

	December 31, 2020	December 31, 2019

Ore stockpile	$9,203	$8,592

Rough diamonds	48,036	70,190

Supplies inventory	33,267	32,990

Total	$90,506	$111,772